Total Invested Assets and Related Net Investment Income - Reconciliation of Assets and Liabilities Categorized in Level 3 (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in fair value measurement, assets [abstract]
Beginning balance	$ 157,035	$ 174,499
Ending balance	162,948	157,035
Gains (losses) included in earnings relating to instruments still held at the reporting date		(26,582)
Fair value changes on investment properties	486	(667)
Amortization of leasing commissions and tenant inducements	34	42
Recurring fair value measurement | Level 3
Changes in fair value measurement, assets [abstract]
Beginning balance	18,975	26,013
Included in net income	(571)	(2,191)
Included in OCI	4	(12)
Purchases / Issuances	2,231	4,770
Sales / Payments	(1,051)	(1,273)
Settlements	(20)	(49)
Transfers into Level 3	390	39
Transfers (out) of Level 3	(918)	(8,695)
Foreign currency translation	(76)	373
Ending balance	18,964	18,975
Gains (losses) included in earnings relating to instruments still held at the reporting date	(592)	(2,240)
Recurring fair value measurement | Level 3 | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	18,975
Ending balance		18,975
Recurring fair value measurement | Level 3 | Other financial invested assets
Changes in fair value measurement, assets [abstract]
Beginning balance	5,555	3,650
Included in net income	(169)	334
Included in OCI	0	0
Purchases / Issuances	984	1,843
Sales / Payments	(261)	(313)
Settlements	0	(47)
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	(35)	88
Ending balance	6,074	5,555
Gains (losses) included in earnings relating to instruments still held at the reporting date	(170)	295
Recurring fair value measurement | Level 3 | Other financial invested assets | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	5,555
Ending balance		5,555
Recurring fair value measurement | Level 3 | Investment properties
Changes in fair value measurement, assets [abstract]
Beginning balance	10,102	9,109
Included in net income	(520)	625
Included in OCI	0	0
Purchases / Issuances	391	664
Sales / Payments	(220)	(430)
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	(30)	134
Ending balance	9,723	10,102
Gains (losses) included in earnings relating to instruments still held at the reporting date	(522)	612
Recurring fair value measurement | Level 3 | Investment properties | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	10,102
Ending balance		10,102
Recurring fair value measurement | Level 3 | Total invested assets measured at fair value
Changes in fair value measurement, assets [abstract]
Beginning balance	18,344	25,402
Included in net income	(556)	(2,159)
Included in OCI	4	(12)
Purchases / Issuances	2,058	4,692
Sales / Payments	(607)	(1,267)
Settlements	(19)	(48)
Transfers into Level 3	390	39
Transfers (out) of Level 3	(918)	(8,695)
Foreign currency translation	(73)	392
Ending balance	18,623	18,344
Gains (losses) included in earnings relating to instruments still held at the reporting date	(574)	(2,220)
Recurring fair value measurement | Level 3 | Total invested assets measured at fair value | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	18,344
Ending balance		18,344
Recurring fair value measurement | Level 3 | Investments for account of segregated fund holders
Changes in fair value measurement, assets [abstract]
Beginning balance	631	611
Included in net income	(15)	(32)
Included in OCI	0	0
Purchases / Issuances	173	78
Sales / Payments	(444)	(6)
Settlements	(1)	(1)
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	(3)	(19)
Ending balance	341	631
Gains (losses) included in earnings relating to instruments still held at the reporting date	(18)	(20)
Recurring fair value measurement | Level 3 | Investments for account of segregated fund holders | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	631
Ending balance		631
FVTPL | Recurring fair value measurement | Level 3 | Debt securities
Changes in fair value measurement, assets [abstract]
Beginning balance	394	152
Included in net income	9	(23)
Included in OCI	0	0
Purchases / Issuances	211	310
Sales / Payments	(8)	0
Settlements	(6)	(1)
Transfers into Level 3	8	0
Transfers (out) of Level 3	(200)	(49)
Foreign currency translation	(6)	5
Ending balance	402	394
Gains (losses) included in earnings relating to instruments still held at the reporting date	5	(23)
FVTPL | Recurring fair value measurement | Level 3 | Debt securities | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	394
Ending balance		394
FVTPL | Recurring fair value measurement | Level 3 | Equity securities
Changes in fair value measurement, assets [abstract]
Beginning balance	101	170
Included in net income	13	5
Included in OCI	0	0
Purchases / Issuances	18	7
Sales / Payments	(19)	(16)
Settlements	0	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	0	0
Foreign currency translation	0	5
Ending balance	113	101
Gains (losses) included in earnings relating to instruments still held at the reporting date	9	0
FVTPL | Recurring fair value measurement | Level 3 | Equity securities | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	171
Ending balance		171
FVTPL | Recurring fair value measurement | Level 3 | Mortgages and loans
Changes in fair value measurement, assets [abstract]
Beginning balance	2,054	12,251
Included in net income	119	(3,086)
Included in OCI	0	0
Purchases / Issuances	293	1,782
Sales / Payments	(75)	(506)
Settlements	(7)	0
Transfers into Level 3	382	25
Transfers (out) of Level 3	(710)	(8,572)
Foreign currency translation	0	160
Ending balance	2,056	2,054
Gains (losses) included in earnings relating to instruments still held at the reporting date	112	(3,089)
FVTPL | Recurring fair value measurement | Level 3 | Mortgages and loans | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	2,054
Ending balance		2,054
FVOCI | Recurring fair value measurement | Level 3 | Debt securities
Changes in fair value measurement, assets [abstract]
Beginning balance	52	53
Included in net income	0	1
Included in OCI	3	(12)
Purchases / Issuances	153	86
Sales / Payments	(6)	(2)
Settlements	(6)	0
Transfers into Level 3	0	0
Transfers (out) of Level 3	(8)	(74)
Foreign currency translation	(1)	0
Ending balance	187	52
Gains (losses) included in earnings relating to instruments still held at the reporting date	0	0
FVOCI | Recurring fair value measurement | Level 3 | Debt securities | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	52
Ending balance		52
FVOCI | Recurring fair value measurement | Level 3 | Equity securities
Changes in fair value measurement, assets [abstract]
Beginning balance	70
Included in net income	0
Included in OCI	0
Purchases / Issuances	0
Sales / Payments	(1)
Settlements	0
Transfers into Level 3	0
Transfers (out) of Level 3	0
Foreign currency translation	(1)
Ending balance	68	70
Gains (losses) included in earnings relating to instruments still held at the reporting date	0
FVOCI | Recurring fair value measurement | Level 3 | Mortgages and loans
Changes in fair value measurement, assets [abstract]
Beginning balance	16	17
Included in net income	(8)	(15)
Included in OCI	1	0
Purchases / Issuances	8	0
Sales / Payments	(17)	0
Settlements	0	0
Transfers into Level 3	0	14
Transfers (out) of Level 3	0	0
Foreign currency translation	0	0
Ending balance	0	16
Gains (losses) included in earnings relating to instruments still held at the reporting date	(8)	(15)
FVOCI | Recurring fair value measurement | Level 3 | Mortgages and loans | Previously stated
Changes in fair value measurement, assets [abstract]
Beginning balance	$ 16
Ending balance		$ 16